Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
At amortized cost	€ 699,804	€ 508,425
Fair value through PL	20,132	7,442
Total book value	719,936	515,867
Total fair value	588,218	456,180
Borrowings
Disclosure of financial liabilities [line items]
At amortized cost	512,014	350,722
Fair value through PL	0	0
Total book value	512,014	350,722
Total fair value	496,711	374,525
Non-current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	99,691	71,563
Fair value through PL	0	0
Total book value	99,691	71,563
Current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	16,724	11,927
Fair value through PL	0	0
Total book value	16,724	11,927
Trade and other payables
Disclosure of financial liabilities [line items]
At amortized cost	71,375	74,213
Fair value through PL	0	0
Total book value	71,375	74,213
Total fair value	71,375	74,213
Warrant Liability
Disclosure of financial liabilities [line items]
At amortized cost		0
Fair value through PL		7,442
Total book value		7,442
Total fair value		€ 7,442
Derivatives
Disclosure of financial liabilities [line items]
At amortized cost	0
Fair value through PL	20,132
Total book value	20,132
Total fair value	€ 20,132